Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Fee Rate	0.01381%
Offering Note	The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act") to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment. There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase ordinary shares or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of ordinary shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act") to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment. There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase ordinary shares or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of ordinary shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act") to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment. There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase ordinary shares or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of ordinary shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Amount Registered | shares	75,000,000
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security.